UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09923

KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments - March 31, 2018 (Unaudited)

COMMON STOCKS - 60.63%	Shares	Value
Administrative and Support Services - 3.32%
CreditRiskMonitor.com, Inc.	780	$1,638
PayPal Holdings, Inc.*	63,000	4,779,810
		4,781,448
Broadcasting (except Internet) - 7.79%
The E.W. Scripps Company - Class A	42,000	503,580
Liberty Media Corp.-Liberty SiriusXM - Class A*	20,000	822,000
Liberty Media Corp.-Liberty SiriusXM - Class C*	116,000	4,738,600
The Madison Square Garden Company - Class A*	16,366	4,022,763
MSG Networks Inc. - Class A*	49,100	1,109,660
		11,196,603
Cable Distributor - 4.25%
GCI Liberty, Inc. - Class A*	18,000	951,480
Liberty Broadband Corporation - Series A*	14,000	1,187,200
Liberty Broadband Corporation - Series C*	17,800	1,525,282
Liberty Global plc - Series C*	70,000	2,130,100
Liberty Latin America Limited - Class C*	16,496	314,909
		6,108,971
Credit Intermediation and Related Activities - 1.88%
LendingTree, Inc.*	8,233	2,701,659

Data Processor - 3.15%
MasterCard, Inc. - Class A	7,000	1,226,120
Verisk Analytics, Inc.*	7,600	790,400
Visa, Inc. - Class A	21,000	2,512,020
		4,528,540
Defense - 4.04%
CACI International, Inc. - Class A*	29,200	4,419,420
ManTech International Corporation - Class A	25,000	1,386,750
		5,806,170
E-Commerce - 1.91%
CommerceHub, Inc. - Series A*	6,000	135,000
CommerceHub, Inc. - Series C*	12,400	278,876
eBay, Inc.*	53,200	2,140,768
Liberty Expedia Holdings, Inc. - Class A*	1,800	70,704
Liberty Interactive Corp. QVC - Class A*	5,000	125,850
		2,751,198
Holding Company - 0.55%
Icahn Enterprises LP	13,800	787,152

Media - 1.48%
Liberty Media Corp.-Liberty Braves - Class A*	8,000	181,840
Liberty Media Corp.-Liberty Braves - Class C*	8,000	182,560
Liberty Media Corp.-Liberty Formula One - Class A*	20,000	585,800
Lions Gate Entertainment Corporation - Class B	49,000	1,179,920
		2,130,120
Non-Store Retailers - 2.55%
Copart, Inc.*	72,000	3,666,960

Oil and Gas - 2.09%
Texas Pacific Land Trust	5,948	3,006,238

Other Exchanges - 0.51%
Cboe Global Markets, Inc.	6,424	732,978

Other Information Services - 4.98%
Alphabet, Inc. - Class A*	3,200	3,318,848
Alphabet, Inc. - Class C*	3,200	3,301,728
GMO Internet, Inc.	25,600	540,125
		7,160,701
Satellite Telecommunications - 3.07%
EchoStar Corporation - Class A*	83,800	4,422,126

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 19.06%
The Bitcoin Investment Trust[c]	2,145,599	22,507,334
CME Group, Inc.	4,180	676,073
MarketAxess Holdings, Inc.	5,000	1,087,200
OTC Markets Group Inc. - Class A	116,985	3,135,198
		27,405,805
TOTAL COMMON STOCKS
(cost $43,152,704)		87,186,669

	Principal
ESCROW NOTES - 0.00%	Amount
Special Purpose Entity - 0.00%
Adelphia Communications Corp. Preferred*+a	$190,000	-
TOTAL ESCROW NOTES
(cost $0)		-

SHORT-TERM INVESTMENTS - 39.40%	Shares
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 1.49%[b]	63	63

	Principal
	Amount
U.S. Treasury Obligations - 39.40%
United States Treasury Bills
Maturity Date: 04/12/2018, Yield to Maturity 1.46%	$3,141,000	3,139,577
Maturity Date: 04/26/2018, Yield to Maturity 1.49%	53,567,000	53,510,219
		56,649,796
TOTAL SHORT-TERM INVESTMENTS
(cost $56,651,248)		56,649,859

TOTAL INVESTMENTS - 100.03%
(cost $99,803,952)		$143,836,528

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
[a]	- Value determined using significant unobservable inputs.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2018.
[c]	- Significant Investment - Greater than 5% of net assets.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - March 31, 2018 (Unaudited)

COMMON STOCKS - 98.13%	Shares	Value
Chemical Manufacturing - 2.56%
Lonza Group AG	2,000	$471,130

Pharmaceutical and Biotechnology - 95.10%
AbbVie Inc.[c]	13,000	1,230,450
Agenus, Inc.*	148	697
Alkermes plc*[c]	22,000	1,275,120
AmpliPhi Biosciences Corp.*	2	2
Arena Pharmaceuticals, Inc.*	4,500	177,750
AstraZeneca plc - ADR[c]	28,000	979,160
Biogen Inc.*[c]	3,750	1,026,825
Bristol-Myers Squibb Company[c]	23,000	1,454,750
Celgene Corporation*	7,000	624,470
Celldex Therapeutics Inc.*	26,294	61,265
Eli Lilly & Company[c]	18,000	1,392,660
Gilead Sciences, Inc.	9,000	678,510
GlaxoSmithKline plc - ADR	22,673	885,834
Immune Pharmaceuticals, Inc.*	1	1
Ionis Pharmaceuticals, Inc.*	17,000	749,360
Johnson & Johnson[c]	9,000	1,153,350
Madrigal Pharmaceuticals, Inc.*	514	60,030
Merck & Co., Inc.	15,000	817,050
Merrimack Pharmaceuticals, Inc.	2,500	20,125
Novartis AG - ADR[c]	14,000	1,131,900
Onconova Therapeutics, Inc.*	2,400	2,004
Osiris Therapeutics, Inc.*^	21,000	184,800
Pfizer, Inc.[c]	41,000	1,455,090
Progenics Pharmaceuticals, Inc.*	67,200	501,312
Roche Holding AG Limited - ADR^	23,000	658,375
Sanofi - ADR[c]	25,000	1,002,000
		17,522,890
Professional, Scientific, and Technical Services - 0.47%
Codexis, Inc.*	5,611	61,721
Pacific Biosciences of California Inc.*	12,000	24,600
		86,321
TOTAL COMMON STOCKS
(cost $13,084,477)		18,080,341

RIGHTS - 0.06%
Funds, Trusts, and Other Financial Vehicles - 0.03%
Ligand Pharmaceuticals Inc.*	44,000	396
Ligand Pharmaceuticals Inc.*	44,000	3,740
Ligand Pharmaceuticals Inc.*	44,000	264
Ligand Pharmaceuticals Inc.*#	44,000	440
		4,840
Pharmaceutical and Biotechnology - 0.03%
Sanofi*	15,538	6,566

TOTAL RIGHTS
(cost $0)		11,406

SHORT-TERM INVESTMENTS - 1.55%
Money Market Funds - 0.06%
Fidelity Institutional Government Portfolio - Class I, 1.49%[b]	10,430	10,430

	Principal
	Amount
U.S. Treasury Obligations - 1.49%
United States Treasury Bills
Maturity Date: 04/26/2018, Yield to Maturity 1.49%	$276,000	275,707

TOTAL SHORT-TERM INVESTMENTS
(cost $286,144)		286,137

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.11%	Shares
Money Market Funds - 1.11%
First American Government Obligations Fund - Class X, 1.55%[b]	204,513	204,513

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $204,513)		204,513

TOTAL INVESTMENTS - 100.85%
(cost $13,575,134)		$18,582,397

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2018. Total loaned securities had a market value of $199,129 at March 31, 2018. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

#	- Contingent value right (contingent upon profitability of company).
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2018.
[c]	- Significant Investment - Greater than 5% of net assets.
ADR	- American Depository Receipt.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - March 31, 2018 (Unaudited)

COMMON STOCKS - 54.53%	Shares	Value
Accommodation - 5.55%
Civeo Corporation*[c]	201,200	$758,524

Asset Management - 1.56%
Brookfield Asset Management Inc. - Class A	4,000	156,000
Partners Value Investments LP*	1,993	56,618
		212,618
Broadcasting (except Internet) - 2.13%
Liberty Media Corp.-Liberty SiriusXM - Class A*	3,300	135,630
Liberty Media Corp.-Liberty SiriusXM - Class C*	3,800	155,230
		290,860
Cable Distributor - 0.31%
Liberty Broadband Corporation - Series A*	400	33,920
Liberty Global plc - Series A*	74	2,317
Liberty Global plc - Series C*	182	5,538
Liberty Latin America Limited - Class A*	9	175
Liberty Latin America Limited - Class C*	22	420
		42,370
Diversified Financials - 0.59%
B3 SA - Brasil Bolsa Balcao	10,000	81,086

Holding Company - 8.39%
Bollore SA	90,000	479,507
Clarke Inc.	24,800	209,819
Dundee Corporation - Class A*	8,400	12,012
Icahn Enterprises LP	1,700	96,968
Siem Industries Inc.*	5,500	347,710
		1,146,016
Insurance Carriers and Related Activities - 2.23%
Fairfax Financial Holdings Limited	600	305,400

Lessors of Nonresidential Buildings (except Miniwarehouses) - 0.77%
Cresud S.A.C.I.F.y A. - ADR	1,799	36,250
The Howard Hughes Corporation*	500	69,565
		105,815
Media - 0.42%
Liberty Media Corp.-Liberty Formula One - Class A*	800	23,432
Liberty Media Corp.-Liberty Formula One - Class C*	1,100	33,935
		57,367
Mining (except Oil and Gas) - 1.99%
Franco-Nevada Corporation	2,100	143,619
NovaGold Resources Inc.*	4,000	17,320
Wheaton Precious Metals Corporation	5,450	111,017
		271,956
Oil and Gas - 10.70%
PrairieSky Royalty Limited	100	2,186
Texas Pacific Land Trust[c]	2,890	1,460,664
		1,462,850
Other Exchanges - 0.93%
Cboe Global Markets, Inc.	1,118	127,564

Other Financial Services - 0.01%
IMF Bentham Limited	1,000	1,997

Other Information Services - 2.84%
GMO Internet, Inc.	18,400	388,215

Pipeline Transportation - 0.11%
Rubis SCA	200	14,433

Publishing Industries (except Internet) - 0.10%
NZME Limited	20,000	12,519
Promotora de Informaciones S.A. - ADR*	240	478
		12,997
Real Estate - 1.84%
Dream Unlimited Corp. - Class A*	35,100	251,736

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 12.94%
The Bitcoin Investment Trust[c]	156,520	1,641,895
CME Group, Inc.	786	127,127
		1,769,022
Shipping Services - 0.31%
Clarkson plc	1,000	42,370

Transportation - 0.05%
Braemar Shipping Services plc	2,000	7,127

Water Transportation - 0.76%
A.P. Moeller-Maersk A/S - Class B - ADR	13,200	103,224

TOTAL COMMON STOCKS
(cost $4,756,946)		7,453,547

PREFERRED STOCKS - 0.08%
Asset Management - 0.08%
Partners Value Investments LP - Class A	515	10,300

TOTAL PREFERRED STOCKS
(cost $5,334)		10,300

	Principal
CORPORATE BONDS - 0.10%	Amount
General Merchandise Stores - 0.10%
Sears Holdings Corporation, 8.000%, 12/15/2019	$39,500	13,084

TOTAL CORPORATE BONDS
(cost $39,500)		13,084

WARRANTS - 0.03%	Shares
Asset Management - 0.03%
Partners Value Investments LP*	1,893	4,555

TOTAL WARRANTS
(cost $7,160)		4,555

SHORT-TERM INVESTMENTS - 45.47%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 1.49%[b]	467	467

	Principal
	Amount
U.S. Treasury Obligations - 45.47%
United States Treasury Bills
Maturity Date: 04/12/2018, Yield to Maturity 1.46%	$6,194,000	6,191,194
Maturity Date: 05/10/2018, Yield to Maturity 1.65%	23,000	22,961
		6,214,155

TOTAL SHORT-TERM INVESTMENTS
(cost $6,214,663)		6,214,622

TOTAL INVESTMENTS - 100.21%
(cost $11,023,603)		$13,696,108

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2018.
[c]	- Significant Investment - Greater than 5% of net assets.
ADR	- American Depository Receipt.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments - March 31, 2018 (Unaudited)

COMMON STOCKS - 91.63%	Shares	Value
Accommodation - 0.59%
Civeo Corporation*	1,150,000	$4,335,500

Asset Management - 7.46%
Associated Capital Group, Inc. - Class A	259,200	9,707,040
Brookfield Asset Management Inc. - Class A	770,000	30,030,000
Onex Corporation	213,000	15,297,234
Partners Value Investments LP*	800	22,727
RIT Capital Partners plc	7,200	191,930
		55,248,931
Beverage and Tobacco Product Manufacturing - 0.13%
Crimson Wine Group Limited*	96,400	953,396

Broadcasting (except Internet) - 4.85%
CBS Corporation - Class B	39,900	2,050,461
Liberty Media Corp.-Liberty SiriusXM - Class A*	326,300	13,410,930
Liberty Media Corp.-Liberty SiriusXM - Class C*	501,400	20,482,190
		35,943,581
Cable Distributor - 3.28%
GCI Liberty, Inc. - Class A*	94,200	4,979,412
Liberty Broadband Corporation - Series A*	55,900	4,740,320
Liberty Broadband Corporation - Series C*	170,000	14,567,300
		24,287,032
Chemical Manufacturing - 0.08%
Platform Specialty Products Corporation*	58,400	562,392

E-Commerce - 1.01%
Liberty Expedia Holdings, Inc. - Class A*	26,400	1,036,992
Liberty Interactive Corp. QVC - Class A*	256,800	6,463,656
		7,500,648
Gaming - 1.06%
Las Vegas Sands Corp.	78,500	5,644,150
MGM Resorts International	63,700	2,230,774
		7,874,924
Holding Company - 5.06%
Bollore SA	388,000	2,067,207
Dundee Corporation - Class A*	40,000	57,200
Icahn Enterprises LP	589,600	33,630,784
Siem Industries Inc.*	28,000	1,770,160
		37,525,351
Industrial Services - 0.04%
Brookfield Business Partners LP	8,800	316,888

Insurance Carriers and Related Activities - 2.34%
Markel Corporation*	14,800	17,319,700

Lessors of Nonresidential Buildings (except Miniwarehouses) - 10.99%
The Howard Hughes Corporation*[c]	585,400	81,446,702

Lessors of Residential Buildings and Dwellings - 0.83%
Equity Lifestyle Properties, Inc. - REIT	70,400	6,179,008

Media - 2.30%
Discovery Communications, Inc. - Class A*	150,300	3,220,929
Discovery Communications, Inc. - Class C*	76,000	1,483,520
Liberty Media Corp.-Liberty Formula One - Class A*	92,800	2,718,112
Liberty Media Corp.-Liberty Formula One - Class C*	130,000	4,010,500
Lions Gate Entertainment Corporation - Class B	217,800	5,244,624
Viacom Inc. - Class B	13,100	406,886
		17,084,571
Mining (except Oil and Gas) - 2.03%
Franco-Nevada Corporation	219,600	15,018,444

Oil and Gas - 34.38%
PrairieSky Royalty Limited	1,000	21,865
Texas Pacific Land Trust(c)(d)	504,084	254,774,136
		254,796,001
Oil and Gas Extraction - 0.86%
Atlas Energy Group LLC*	612,400	25,108
Continental Resources, Inc.*	58,800	3,466,260
Tourmaline Oil Corp.	170,400	2,889,929
		6,381,297
Other Exchanges - 2.80%
Cboe Global Markets, Inc.	181,600	20,720,560

Other Information Services - 0.29%
GMO Internet, Inc.	102,000	2,152,061

Performing Arts, Spectator Sports, and Related Industries - 2.66%
Live Nation Entertainment, Inc.*	467,400	19,696,236

Real Estate - 0.26%
Dream Unlimited Corp. - Class A*	272,000	1,950,774

Restaurants - 1.59%
The Wendy's Company	670,800	11,772,540

Satellite Telecommunications - 2.73%
DISH Network Corp. - Class A*	171,000	6,479,190
EchoStar Corporation - Class A*	260,400	13,741,308
		20,220,498
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.23%
The Bitcoin Investment Trust	1,955,600	20,514,244
CME Group, Inc.	21,000	3,396,540
		23,910,784
Shipping Services - 0.17%
Clarkson plc	30,000	1,271,115

Utilities - 0.42%
Brookfield Infrastructure Partners LP	75,500	3,143,820

Water Transportation - 0.19%
A.P. Moeller-Maersk A/S - Class B - ADR^	184,800	1,445,136

TOTAL COMMON STOCKS
(cost $350,743,937)		679,057,890

PREFERRED STOCKS - 0.00%
Asset Management - 0.00%
Partners Value Investments LP - Class A	217	4,340
TOTAL PREFERRED STOCKS
(cost $1,764)		4,340

	Principal
ESCROW NOTES - 0.00%	Amount
Special Purpose Entity - 0.00%
Adelphia Communications Corp.*+a	$200,000	-
TOTAL ESCROW NOTES
(cost $0)		-

WARRANTS - 0.00%	Shares
Asset Management - 0.00%
Partners Value Investments LP*	800	1,925
TOTAL WARRANTS
(cost $2,367)		1,925

SHORT-TERM INVESTMENTS - 7.97%
Money Market Funds - 0.02%
Fidelity Institutional Government Portfolio - Class I, 1.49%[b]	188,211	188,211

	Principal
	Amount
U.S. Treasury Obligations - 7.95%
United States Treasury Bills
Maturity Date: 04/26/2018, Yield to Maturity 1.49%	$58,850,000	58,787,619
Maturity Date: 05/10/2018, Yield to Maturity 1.60%	106,000	105,818
		58,893,437
TOTAL SHORT-TERM INVESTMENTS
(cost $59,083,222)		59,081,648

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.12%	Shares
Money Market Funds - 0.12%
First American Government Obligations Fund - Class X, 1.55%[b]	877,382	877,382
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $877,382)		877,382

TOTAL INVESTMENTS - 99.72%
(cost $410,708,672)		$739,023,185

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2018.  Total loaned securities had a market value of $857,854 at March 31, 2018.
The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0.00 or 0.00% of net assets.
[a]	- Value determined using significant unobservable inputs.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2018.
[c]	- Significant Investment - Greater than 5% of net assets.
[d]	- Affiliated issuer.
ADR	- American Depository Receipt.
REIT	- Real Estate Investment Trust.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments - March 31, 2018 (Unaudited)

COMMON STOCKS - 79.29%	Shares	Value
Accommodation - 4.64%
Civeo Corporation*	2,868,195	$10,813,095

Asset Management - 9.29%
Associated Capital Group, Inc. - Class A	164,250	6,151,162
GAMCO Investors, Inc. - Class A	19,200	476,736
JZ Capital Partners Limited*	180,400	1,202,228
Onex Corporation	90,400	6,519,943
Partners Value Investments LP*	191,000	5,426,010
RIT Capital Partners plc	71,000	1,892,643
Sprott, Inc.	1,680	4,055
		21,672,777
Beverage and Tobacco Product Manufacturing - 0.51%
Crimson Wine Group Limited*	119,600	1,182,844

Chemical Manufacturing - 1.99%
Inter Parfums, Inc.	69,600	3,281,640
Platform Specialty Products Corporation*	140,600	1,353,978
		4,635,618
Holding Company - 8.40%
Dundee Corporation - Class A*	793,500	1,134,705
Icahn Enterprises LPc	323,600	18,458,144
		19,592,849
Insurance Carriers and Related Activities - 0.28%
Greenlight Capital Re, Limited - Class A*	41,000	658,050

Lessors of Nonresidential Buildings (except Miniwarehouses) - 5.94%
The Howard Hughes Corporation*[c]	99,600	13,857,348

Machinery Manufacturing - 0.33%
Colfax Corporation*	24,000	765,600

Media - 0.46%
Lions Gate Entertainment Corporation - Class B	44,096	1,061,832

Merchant Wholesalers, Durable Goods - 0.28%
Dorman Products, Inc.*	10,000	662,100

Oil and Gas - 26.53%
Permian Basin Royalty Trust	165,500	1,597,075
Texas Pacific Land Trust[c]	119,294	60,293,573
		61,890,648
Oil Refining - 0.50%
Par Pacific Holdings, Inc.*	68,319	1,173,037

Other Exchanges - 0.71%
Urbana Corporation - Class A	694,471	1,649,460

Performing Arts, Spectator Sports, and Related Industries - 3.07%
Live Nation Entertainment, Inc.*	170,200	7,172,228

Pipeline Transportation - 2.97%
Rubis SCA	96,100	6,935,149

Publishing Industries (except Internet) - 0.05%
Promotora de Informaciones S.A. - ADR*	64,644	128,642

Real Estate - 6.74%
Dream Unlimited Corp. - Class A*[c]	2,191,800	15,719,511

Restaurants - 3.91%
The Wendy's Company	519,200	9,111,960

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.38%
The Bitcoin Investment Trust	307,125	3,221,741

Telecommunications - 0.09%
LICT Corporation*	16	203,200

Transportation - 0.69%
Braemar Shipping Services plc	450,322	1,604,773

Transportation Equipment Manufacturing - 0.53%
American Railcar Industries, Inc.	33,100	1,238,271

TOTAL COMMON STOCKS
(cost $144,676,588)		184,950,733

PREFERRED STOCKS - 0.44%
Asset Management - 0.44%
Partners Value Investments LP - Class A	51,933	1,038,660

TOTAL PREFERRED STOCKS
(cost $420,822)		1,038,660

WARRANTS - 0.20%
Asset Management - 0.20%
Partners Value Investments LP*	191,000	459,580

TOTAL WARRANTS
(cost $564,856)		459,580

	Principal
SHORT-TERM INVESTMENTS - 19.75%	Amount
U.S. Treasury Obligations - 19.75%
United States Treasury Bills
Maturity Date: 04/05/2018, Yield to Maturity 1.35%	$2,105,000	2,104,716
Maturity Date: 04/12/2018, Yield to Maturity 1.47%	2,421,000	2,419,903
Maturity Date: 04/19/2018, Yield to Maturity 1.46%	936,000	935,280
Maturity Date: 04/26/2018, Yield to Maturity 1.48%	40,460,000	40,417,112
Maturity Date: 05/10/2018, Yield to Maturity 1.63%	187,000	186,680
		46,063,691
TOTAL SHORT-TERM INVESTMENTS
(cost $46,065,154)		46,063,691

TOTAL INVESTMENTS - 99.68%
(cost $191,727,420)		$232,512,664

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
[c]	- Significant Investment - Greater than 5% of net assets.
ADR	- American Depository Receipt.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments - March 31, 2018 (Unaudited)

COMMON STOCKS - 55.00%	Shares	Value
Asset Management - 5.93%
Associated Capital Group, Inc. - Class A	33,600	$1,258,320
GAMCO Investors, Inc. - Class A	100	2,483
Oaktree Capital Group LLC	9,000	356,400
Onex Corporation	23,300	1,673,359
Partners Value Investments LP*	43,516	1,236,221
Sprott, Inc.	41,155	99,346
U.S. Global Investors, Inc. - Class A	3,600	9,108
		4,635,237
Beverage and Tobacco Product Manufacturing - 0.05%
Crimson Wine Group Limited*	3,880	38,373

Data Processor - 2.12%
MasterCard, Inc. - Class A	4,000	700,640
Visa, Inc. - Class A	8,000	956,960
		1,657,600
Global Exchanges - 0.86%
JSE Limited	43,000	673,145

Holding Company - 3.24%
Clarke Inc.	1,000	8,460
Dundee Corporation - Class A*	154,000	220,220
Icahn Enterprises LP	40,300	2,298,712
		2,527,392
Insurance Carriers and Related Activities - 0.94%
Fairfax Financial Holdings Limited	60	30,540
Markel Corporation*	600	702,150
		732,690
Lessors of Nonresidential Buildings (except Miniwarehouses) - 2.72%
The Howard Hughes Corporation*	15,300	2,128,689

Merchant Wholesalers, Durable Goods - 0.03%
A-Mark Precious Metals, Inc.	1,600	19,600

Mining (except Oil and Gas) - 0.00%
Wheaton Precious Metals Corporation	100	2,037

Oil and Gas - 23.50%
Texas Pacific Land Trust[c]	36,328	18,360,898

Other Exchanges - 2.59%
Cboe Global Markets, Inc.	7,806	890,665
NZX Limited	359,002	277,612
Urbana Corporation	3,200	8,221
Urbana Corporation - Class A	356,004	845,556
		2,022,054
Real Estate - 2.50%
Dream Unlimited Corp. - Class A*	272,800	1,956,512

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 10.23%
The Bitcoin Investment Trust[c]	601,524	6,309,987
CME Group, Inc.	5,891	952,811
IntercontinentalExchange Group, Inc.	10,000	725,200
		7,987,998
Shipping Services - 0.09%
Clarkson plc	1,600	67,793

U.S. Equity Exchanges - 0.20%
NASDAQ, Inc.	1,800	155,196

TOTAL COMMON STOCKS
(cost $24,986,308)		42,965,214

PREFERRED STOCKS - 0.30%
Asset Management - 0.30%
Partners Value Investments LP - Class A	11,832	236,640

TOTAL PREFERRED STOCKS
(cost $96,929)		236,640

	Principal
CORPORATE BONDS - 0.00%	Amount
General Merchandise Stores - 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019	$5,500	1,822

TOTAL CORPORATE BONDS
(cost $5,500)		1,822

WARRANTS - 0.13%	Shares
Asset Management - 0.13%
Partners Value Investments LP*	43,516	104,707

TOTAL WARRANTS
(cost $130,104)		104,707

SHORT-TERM INVESTMENTS - 44.43%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 1.49%[b]	1,134	1,134

	Principal
	Amount
U.S. Treasury Obligations - 44.43%
United States Treasury Bills
Maturity Date: 04/12/2018, Yield to Maturity 1.46%	$10,125,000	10,120,413
Maturity Date: 04/26/2018, Yield to Maturity 1.49%	24,354,000	24,328,184
Maturity Date: 05/10/2018, Yield to Maturity 1.64%	168,000	167,712
Maturity Date: 05/24/2018, Yield to Maturity 1.58%	93,000	92,779
		34,709,088
TOTAL SHORT-TERM INVESTMENTS
(cost $34,710,899)		34,710,222

TOTAL INVESTMENTS - 99.86%
(cost $59,929,740)		$78,018,605

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2018.
[c]	- Significant Investment - Greater than 5% of net assets.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments - March 31, 2018 (Unaudited)

EXCHANGE TRADED FUNDS - 24.70%	Shares	Value
Funds, Trusts, and Other Financial Vehicles - 24.70%
iShares 1-3 Year Credit Bond ETF	27,000	$2,802,600
PIMCO Enhanced Short Maturity Active ETF	4,700	477,285
SPDR Barclays Short Term Corporate Bond ETF#	24,000	724,800
Vanguard Short-Term Corporate Bond ETF	21,700	1,701,931

TOTAL EXCHANGE TRADED FUNDS
(cost $5,804,793)		5,706,616

SHORT-TERM INVESTMENTS - 75.09%
Money Market Funds - 9.81%
Fidelity Institutional Government Portfolio - Class I, 1.49%#[b]	2,268,190	2,268,190

	Principal
	Amount
U.S. Treasury Obligations - 65.28%
United States Treasury Bills
Maturity Date: 04/26/2018, Yield to Maturity 1.49%	$15,099,000	15,082,995
TOTAL SHORT-TERM INVESTMENTS
(cost $17,351,567)		17,351,185
TOTAL INVESTMENTS - 99.79%
(cost $23,156,360)		$23,057,801

Percentages are stated as a percent of net assets.

#	- All or a portion of the securities have been committed as collateral for written option contracts, totaling $2,992,798.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2018.
ETF	- Exchange Traded Fund.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments - March 31, 2018 (Unaudited)

	Principal
CONVERTIBLE BONDS - 1.33%	Amount	Value
Energy Transportation - 1.33%
Cheniere Energy, Inc., 4.250%, 03/15/2045	$800,000	$624,916

TOTAL CONVERTIBLE BONDS
(cost $595,961)		624,916

CORPORATE BONDS - 84.12%
Broadcasting (except Internet) - 3.98%
Cablevision Systems Corporation, 5.875%, 09/15/2022	200,000	198,940
Sinclair Television Group, Inc., 5.375%, 04/01/2021	250,000	252,812
Sirius XM Radio, Inc., 4.625%, 05/15/2023■	1,050,000	1,035,878
TEGNA, Inc.
5.125%, 10/15/2019	133,000	134,164
5.125%, 07/15/2020	250,000	253,647
		1,875,441
Cable Distributor - 0.50%
Altice Luxembourg SA, 7.750%, 05/15/2022■	250,000	233,122

Chemical Manufacturing - 8.03%
Ashland Inc., 4.750%, 08/15/2022[c]	3,000,000	3,052,500
The Chemours Company
6.625%, 05/15/2023	474,000	499,477
7.000%, 05/15/2025	214,000	232,190
		3,784,167
Construction of Buildings - 8.47%
Lennar Corporation, 4.750%, 11/15/2022	1,960,000	1,979,600
TRI Pointe Holdings, Inc., 4.375%, 06/15/2019	2,000,000	2,015,000
		3,994,600
E-Commerce - 2.09%
IAC/InterActiveCorp, 4.750%, 12/15/2022^	1,000,000	985,000

Energy Transportation - 2.17%
ONEOK Inc., 4.250%, 02/01/2022	1,000,000	1,024,700

Fabricated Metal Product Manufacturing - 0.49%
Ball Corp., 5.250%, 07/01/2025	224,000	231,560

Food Manufacturing - 9.75%
Lamb Weston Holdings, Inc.[c]
4.625%, 11/01/2024■	1,000,000	996,250
4.875%, 11/01/2026■	3,625,000	3,602,344
		4,598,594
Gaming - 1.04%
Wynn Las Vegas LLC, 4.250%, 05/30/2023■	500,000	491,875

Holding Company - 6.40%
Icahn Enterprises, 5.875%, 02/01/2022[c]	3,000,000	3,018,750

Lessors of Nonresidential Buildings (except Miniwarehouses) - 3.47%
The Howard Hughes Corporation, 5.375%, 03/15/2025■	1,650,000	1,633,500

Mining (except Oil and Gas) - 2.83%
Freeport-McMoRan Inc., 3.550%, 03/01/2022	1,100,000	1,067,000
Teck Resources Limited, 4.750%, 01/15/2022	264,000	268,620
		1,335,620
Motor Vehicle and Parts Dealers - 7.72%
Penske Automotive Group, Inc., 5.750%, 10/01/2022[c]	3,550,000	3,640,969

Oil and Gas Extraction - 5.07%
Continental Resources, Inc., 5.000%, 09/15/2022	600,000	609,750
Murphy Oil Corp., 4.450%, 12/01/2022	1,208,000	1,171,760
QEP Resources, Inc.
6.875%, 03/01/2021	250,000	266,250
5.375%, 10/01/2022	120,000	120,450
5.250%, 05/01/2023	230,000	222,534
		2,390,744
Oil and Gas Service Company - 2.42%
Ensco plc, 4.700%, 03/15/2021	600,000	594,000
Rowan Companies, Inc., 4.875%, 06/01/2022	600,000	547,500
		1,141,500
Publishing Industries (except Internet) - 0.54%
Tribune Media Co., 5.875%, 07/15/2022	250,000	254,688

Real Estate - 9.70%
Brookfield Residential Properties[c]
6.500%, 12/15/2020■	3,250,000	3,298,750
6.125%, 07/01/2022■	100,000	103,125
6.375%, 05/15/2025■	651,000	662,393
Lamar Media Corp., 5.000%, 05/01/2023	500,000	506,725
		4,570,993
Shipping Services - 4.08%
Stolt-Nielsen Limited, 6.375%, 09/21/2022[a]	2,000,000	1,921,672

Software and Services - 0.64%
Nuance Communications, Inc., 5.375%, 08/15/2020■	300,000	302,670

Telecommunications - 4.73%
CenturyLink, Inc., 5.800%, 03/15/2022	500,000	490,625
Crown Castle International Corp., 4.875%, 04/15/2022	700,000	736,120
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	450,000	465,188
7.625%, 06/15/2021	500,000	538,460
		2,230,393
TOTAL CORPORATE BONDS
(cost $39,496,112)		39,660,558

MUNICIPAL BONDS - 0.40%
Air Transportation - 0.40%
Branson Missouri Regional Airport Transportation Development District
6.000%, 07/01/2025+d	2,000,000	108,000
6.000%, 07/01/2037+d	1,500,000	81,000

TOTAL MUNICIPAL BONDS
(cost $2,245,112)		189,000

CLOSED-END FUNDS - 11.81%	Shares
Funds, Trusts, and Other Financial Vehicles - 11.81%
DoubleLine Income Solutions Fund	29,800	598,384
DoubleLine Opportunistic Credit Fund	50,900	1,098,931
PIMCO Dynamic Income Fund[c]	88,000	2,713,920
PIMCO Income Opportunity Fund	9,000	235,530
PIMCO Income Strategy Fund	10,000	116,900
PIMCO Income Strategy Fund II	10,000	104,300
Special Opportunities Fund Inc.	14,000	207,060
Western Asset Mortgage Defined Opportunity Fund Inc.	19,200	469,056
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	2,200	24,904

TOTAL CLOSED-END FUNDS
(cost $5,945,937)		5,568,985

SHORT-TERM INVESTMENTS - 1.50%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 1.49%[b]	907	907

	Principal
	Amount
U.S. Treasury Obligations - 1.50%
United States Treasury Bills
Maturity Date: 04/26/2018, Yield to Maturity 1.49%	$707,000	706,251

TOTAL SHORT-TERM INVESTMENTS
(cost $707,178)		707,158

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.05%	Shares
Money Market Funds - 0.05%
First American Government Obligations Fund - Class X, 1.55%[b]	22,599	22,599

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $22,599)		22,599

TOTAL INVESTMENTS - 99.21%
(cost $49,012,899)		$46,773,216

Percentages are stated as a percent of net assets.

■	- The percentage of net assets comprised of 144a securities was 26.22%.
^
- This security or a portion of this security was out on loan at March 31, 2018. Total loaned securities had a market value of $21,868 at March 31, 2018.
The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+	- Security is considered illiquid. The aggregate value of such securities is $189,000 or 0.40% of net assets.
[a]	- Value determined using significant unobservable inputs.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2018.
[c]	- Significant Investment - Greater than 5% of net assets.
[d]	- Default or other conditions exist and the security is not presently accruing income.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written - March 31, 2018 (Unaudited)

PUT OPTIONS WRITTEN		Contracts[d]	Notional	Value
Equity Index
S&P 500 Index
Expiration: April 2018, Exercise Price: $2,525.00		3	$757,500	$5,865
Expiration: April 2018, Exercise Price: $2,550.00		5	1,275,000	9,700
Expiration: April 2018, Exercise Price: $2,550.00		3	765,000	7,260
Expiration: April 2018, Exercise Price: $2,565.00		3	769,500	7,530
Expiration: April 2018, Exercise Price: $2,600.00		4	1,040,000	12,680
Expiration: April 2018, Exercise Price: $2,625.00		4	1,050,000	9,740
Expiration: April 2018, Exercise Price: $2,650.00		2	530,000	7,180
Expiration: April 2018, Exercise Price: $2,670.00		2	534,000	11,200
Expiration: April 2018, Exercise Price: $2,675.00		3	802,500	17,715
Expiration: April 2018, Exercise Price: $2,680.00		4	1,072,000	24,900
Expiration: April 2018, Exercise Price: $2,695.00		3	808,500	19,560

TOTAL PUT OPTIONS WRITTEN
(premiums received $86,303)		36		$133,330

d	- 100 shares per contract.

Disclosures about Derivative Instruments and Hedging Activities

The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. The Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies.

As would be reflected in the Statement of Assets and Liabilities of the Master Portfolios, the following is a summary of the fair value and location of derivative instruments as of March 31, 2018:

		Statement of Assets & Liabilities
	Derivative Equity Contracts	Asset Description	Asset Fair Value	Liability Description	Liability Fair Value

The Alternative Income Portfolio	Put Options Written		$ -	Written options, at value	$133,330

Security Valuation

Master Portfolios equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price or quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios.  In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2018, 0.00%, 0.00%, and 0.40% of the net assets of The Internet Portfolio, The Paradigm Portfolio, and The Multi-Disciplinary Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at March 31, 2018.

Summary of Fair Value Exposure

Various inputs are used in determining the value of a Master Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio's net assets as of March 31, 2018:

Assets^	Level 1		Level 2		Level 3		Total
Common Stocks	$87,185,031		$1,638	(1)	$-		$87,186,669
Escrow Notes	-		-		-	*	-	*
Short-Term Investments	63		56,649,796		-		56,649,859
Total Investments in Securities	$87,185,094		$56,651,434		$-	*	$143,836,528

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Administrative and Support Services	$1,638
$1,638

Transfers between levels are recognized at the end of the reporting period.
For the three-month period ended March 31, 2018, there were no transfers into or out of Level 1, Level 2, or Level 3

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2017	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2018	$-	*

Description	Fair Value at 3/31/2018		Valuation Techniques		Unobservable Input		Range
Escrow Notes	$-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables		No active market		$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
* Amount is less than $0.50.

The Global Portfolio

The following is a summary of the inputs used to value The Global Portfolio's net assets as of March 31, 2018:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$6,910,906	$542,641	(1)	$-	$7,453,547
Preferred Stocks	-	10,300		-	10,300
Corporate Bonds	-	13,084		-	13,084
Warrants	4,555	-		-	4,555
Short-Term Investments	467	6,214,155		-	6,214,622
Total Investments in Securities	$6,915,928	$6,780,180		$-	$13,696,108

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Diversified Financials	$81,086
Holding Company	209,819
Real Estate	251,736
	$542,641

Transfers out of Level 1 into Level 2	$209,819
Transfers out of Level 2 into Level 1	$421,402

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the three-month period ended March 31, 2018, there were no investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio's net assets as of March 31, 2018:

Assets^	Level 1		Level 2		Level 3		Total
Common Stocks	$674,217,187		$4,840,703	(1)	$-		$679,057,890
Preferred Stocks	-		4,340		-		4,340
Escrow Notes	-		-		-	*	-	*
Warrants	1,925		-		-		1,925
Short-Term Investments	188,211		58,893,437		-		59,081,648
Investments Purchased with the Cash
Proceeds from Securities Lending	877,382		-		-		877,382
Total Investments in Securities	$675,284,705		$63,738,480		$-	*	$739,023,185

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Oil and Gas Extraction	$2,889,929
Real Estate	1,950,774
	$4,840,703

Transfers out of Level 2 into Level 1	$1,794,812

Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the three-month period ended March 31, 2018, there were no transfers into or out of Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2017	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2018	$-	*

Description	Fair Value at 3/31/2018		Valuation Techniques		Unobservable Input		Range
Escrow Notes	$-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables		No active market		$0.00-$0.00

	There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.
* Amount is less than $0.50.

The Medical Portfolio

The following is a summary of the inputs used to value The Medical Portfolio's net assets as of March 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$18,080,341	$-	$-	$18,080,341
Rights	11,010	396	-	11,406
Short-Term Investments	10,430	275,707	-	286,137
Investments Purchased with the Cash
Proceeds from Securities Lending	204,513	-	-	204,513
Total Investments in Securities	$18,306,294	$276,103	$-	$18,582,397

Transfers out of Level 1 into Level 2	$396
Transfers out of Level 2 into Level 1	$4,180

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the three-month period ended March 31, 2018, there were no investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio's net assets as of March 31, 2018:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$169,231,222	$15,719,511	(1)	$-	$184,950,733
Preferred Stocks	-	1,038,660		-	1,038,660
Warrants	459,580	-		-	459,580
Short-Term Investments	-	46,063,691		-	46,063,691
Total Investments in Securities	$169,690,802	$62,821,862		$-	$232,512,664

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Real Estate	$15,719,511

Transfers out of Level 2 into Level 1	$5,885,590

Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the three-month period ended March 31, 2018, there were no investments in Level 3 securities.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio's net assets as of March 31, 2018:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$41,000,242	$1,964,972	(1)	$-	$42,965,214
Preferred Stocks	-	236,640		-	236,640
Corporate Bonds	-	1,822		-	1,822
Warrants	104,707	-		-	104,707
Short-Term Investments	1,134	34,709,088		-	34,710,222
Total Investments in Securities	$41,106,083	$36,912,522		$-	$78,018,605

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Holding Company	$8,460
Real Estate	1,956,512
	$1,964,972

Transfers out of Level 1 into Level 2	$8,460
Transfers out of Level 2 into Level 1	$1,349,149

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the three-month period ended March 31, 2018, there were no investments in Level 3 securities.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.

The Alternative Income Portfolio

The following is a summary of the inputs used to value The Alternative Income Portfolio's net assets as of March 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,706,616	$-	$-	$5,706,616
Short-Term Investments	2,268,190	15,082,995	-	17,351,185
Total Investments in Securities	$7,974,806	$15,082,995	$-	$23,057,801

Liabilities
Put Options Written	$-	$133,330	$-	$133,330

For the three-month period ended March 31, 2018, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^ See Portfolio of Investments for breakout of investments by industry classification.

The Multi-Disciplinary Income Portfolio

The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio's net assets as of March 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$624,916	$-	$624,916
Corporate Bonds	-	39,660,558	-	39,660,558
Municipal Bonds	-	189,000	-	189,000
Closed-End Funds	5,568,985	-	-	5,568,985
Short-Term Investments	907	706,251	-	707,158
Investments Purchased with the Cash
Proceeds from Securities Lending	22,599	-	-	22,599
Total Investments in Securities	$5,592,491	$41,180,725	$-	$46,773,216

For the three-month period ended March 31, 2018, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*:  /s/ Peter B. Doyle
                                               Peter B. Doyle, President

Date:  May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:  /s/ Peter B. Doyle
                                               Peter B. Doyle, President

Date:  May 24, 2018

By (Signature and Title)*:  /s/ Leonid Polyakov
                                               Leonid Polyakov, Treasurer

Date:  May 24, 2018

* Print the name and title of each signing officer under his or her signature.